Securities Available for Sale - Schedule of Gross Unrealized Losses (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months, Fair Value	$ 83,704	$ 122,969	$ 856,780
12 months or more, Fair Value	479,290	730,171	61,767
Fair Value	562,994	853,140	918,547
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Unrealized	(656)	(299)	(19,478)
12 months or more, Unrealized	(4,469)	(14,462)	(1,550)
Unrealized	(5,125)	(14,761)	(21,028)
U.S. Treasury securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months, Fair Value	0	98,344
12 months or more, Fair Value	0	0
Fair Value	0	98,344
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Unrealized	0	(174)
12 months or more, Unrealized	0	0
Unrealized	0	(174)
U.S. Agency securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months, Fair Value	0	0
12 months or more, Fair Value	0	0
Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Unrealized	0	0
12 months or more, Unrealized	0	0
Unrealized	0	0
Mortgage-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months, Fair Value	83,704	24,625	852,344
12 months or more, Fair Value	479,290	730,171	56,781
Fair Value	562,994	754,796	909,125
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Unrealized	(656)	(125)	(19,469)
12 months or more, Unrealized	(4,469)	(14,462)	(1,544)
Unrealized	(5,125)	(14,587)	(21,013)
Corporate debt securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months, Fair Value	0	0	4,436
12 months or more, Fair Value	0	0	0
Fair Value	0	0	4,436
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Unrealized	0	0	(9)
12 months or more, Unrealized	0	0	0
Unrealized	0	0	(9)
Other
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months, Fair Value	0	0	0
12 months or more, Fair Value	0	0	4,986
Fair Value	0	0	4,986
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Unrealized	0	0	0
12 months or more, Unrealized	0	0	(6)
Unrealized	$ 0	$ 0	$ (6)